Acquired Assets and Liabilities Recorded at Fair Market Value (Detail) (Group Twelve, USD $)	12 Months Ended
Dec. 31, 2011
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Net assets acquired	466,809
Trademark	855,131
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)
Total	19,881,929
Lease Agreements
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	17,484,332
Lease Agreements | Minimum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	7 years
Lease Agreements | Maximum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	9 years
Customer base
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	6,170,136
Customer base | Minimum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	5 years
Customer base | Maximum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	10 years
Noncompete Agreements
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	253,628
Amortization period	3 years